Transactions With Directors and Other Key Management Personnel - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 GBP (£) Director SecurityLoan	Dec. 31, 2018 GBP (£) Director SecurityLoan	Dec. 31, 2017 GBP (£)
Disclosure of transactions between related parties [line items]
Remuneration excluding pension contribution	£ 3,725,993	£ 4,635,497
Remuneration excluding pension contribution performance related	1,989,900	2,317,000
Deferred pension benefit accruing under a defined benefit scheme	20,973	20,402
Ex gratia pensions paid to former Directors	335,202	87,300	£ 2,482
Sharedealing transactions through the Santander UK group's	£ 0	£ 0
Number of Directors undertook sharedealing transactions | Director	0	0
Loans made to directors	£ 1,767,066	£ 65,232
Number of loan made to directors | SecurityLoan	9	8
Directors who held any interest in the shares | Director	0	0
Directors who exercised or were granted any rights to subscribe for shares | Director	0	0
Other key management personnel [member]
Disclosure of transactions between related parties [line items]
Loans made to key management personnel	£ 3,153,343	£ 2,969,462
Number of loan made to key management personnel | SecurityLoan	9	8